Due from/due to Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction Due From To Related Party [Abstract]
Due from related parties	$ 0	$ 405
Due from SAMC	0	264
Due from Swissmarine	0	141
Due to related parties	6,135	1,097
Working capital to EST	5,925	989
Common building expense liability	168	108
Safbulk commissions	$ 42	$ 0